The Tax-Exempt Bond Fund of America
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

March 28, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: The Tax-Exempt Bond Fund of America
       File Nos.  002-49291 and 811-02421

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on March 23, 2012 of Registrant’s Post-Effective Amendment No. 46 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor

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